Cover	May 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 09, 2024
Entity File Number	000-56381
Entity Registrant Name	OKMIN RESOURCES INC.
Entity Central Index Key	0001848334
Entity Tax Identification Number	85-4401166
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	16501 Ventura Boulevard
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Encino
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91436
City Area Code	818
Local Phone Number	201-3727
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false